On October 26, 2005, the T. Rowe Price Personal Strategy Funds and the T. Rowe Price U.S. Treasury Funds were inadvertently filed under an incorrect Central Index Key (CIK). The mentioned registrants were filed under the T. Rowe Price Reserve Investment Funds. Please disregard the filings containing the Personal Strategy Funds and the U.S. Treasury Funds, respectively. The Personal Strategy Funds and the U.S. Treasury Funds were re-submitted correctly on October 26, 2005.